Insider Trading Arrangements	3 Months Ended	9 Months Ended
	Sep. 30, 2024 shares	Sep. 30, 2024 shares
Trading Arrangements, by Individual
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false
Nicholas Calamari [Member]
Trading Arrangements, by Individual
Material Terms of Trading Arrangement		On August 28, 2024, Nicholas Calamari, the Company’s Chief Administrative Officer and Senior Counsel, adopted a Rule 10b5-1 trading arrangement that is intended to satisfy the affirmative defense of Rule 10b5-1(c) under the Exchange Act for the sale of up to 14,575 shares of the Company’s common stock, par value $0.0001 per share, until May 30, 2025
Name	Nicholas Calamari
Title	Chief Administrative Officer and Senior Counsel
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	August 28, 2024
Expiration Date	May 30, 2025
Arrangement Duration	275 days
Aggregate Available	14,575	14,575